Inventories (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current Inventory
Raw materials and stores (Colostrum)		$ 225,765
Work in Progress	117,576	192,399
Finished goods (Travelan and Protectyn)	680,114	126,177
Total Current Inventory	$ 797,690	$ 544,341	$ 497,902